BUSINESS COMBINATIONS (Details Narative) (USD $)	12 Months Ended
Feb. 28, 2014
GEOS [Member]
Fair value of the acquisition consideration	$ 4,200,000
Fair value contingent consideration, cash	355,000
Fair value contingent consideration, common stock, value	3,800,000
Fair value contingent consideration, common stock, shares	1,860,465
Fair value contingent consideration, common stock, share price	$ 2.05
Increase to carrying value of patents	2,600,000
Hipcricket Inc [Member]
Fair value of the acquisition consideration	62,800,000
Fair value contingent consideration, cash	23,300,000
Fair value contingent consideration, tax liabilities	200,000
Fair value contingent consideration, Net	25,200,000
Earn out payment	22,000,000
Gain from reduction of consideration due	$ 2,000,000